Label	Element	Value
Gotham Short Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Short Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Short Strategies Fund (the "Fund") seeks long-term capital appreciation and to provide positive returns in down markets.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from July 31, 2017 (commencement of operations) through September 30, 2017, the portfolio turnover rate was 165.16% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities, primarily U.S. common stocks. The Adviser seeks to maintain the Fund's net equity exposure, which is the value of the Fund's long positions minus its short positions, at 50% net short. The Adviser expects that the Fund's gross equity exposure, which is the value of the Fund's long positions plus its short positions, will generally be below 250%. The Fund may invest in companies of any size and it is anticipated that the Fund will generally hold several hundred positions.

The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser's analysis of the issuer's financial reports and market valuation.

The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser's proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

•  Researching and analyzing each company in the Adviser's coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

•  Identifying and excluding companies that do not conform to the Adviser's valuation methodology or companies judged by the Adviser to have questionable financial reporting;

•  Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

•  Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser's assessment of value.

Generally the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser's assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser's measures of value. The portfolio is also subject to the Adviser's risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect changes resulting from earnings releases and other new information related to particular companies. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund may experience a high portfolio turnover rate.

The Fund's short sales create leverage in the Fund which may amplify changes in the Fund's net asset value. The Fund will also seek to gain exposure to short positions through the use of derivative instruments such as a total return swap agreement (a "swap"), through which the Fund would receive the returns of investments in a customized basket of equity securities that are consistent with the Fund's strategy.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Common Stock Risk: The Fund invests in, or has exposure to, common stocks. Common stock represents an equity (ownership) interest in a company or other entity. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets, including debt holders and preferred stockholders. Common stocks risk the loss of all or a substantial portion of the investment.

•  Market Risk: The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility, " and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

•  Value Style Risk: The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued and short securities it believes are overvalued. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock's value may not decrease to what the Adviser believes is its true market values because the market fails to recognize what the Adviser considers to be the company's value, because the Adviser misjudges those values or because the Adviser is required to purchase the security before its investment thesis could be realized.

•  Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These types of short sales expenses (sometimes referred to as the "negative cost of carry") negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

•  Derivatives Risk: To the extent the Fund pursues its short strategy by making investments in a customized basket of short equity security positions through the use of a derivative, the Fund will be exposed to additional risks that are separate from those associated with short sales. In general, a derivative contract typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). The Fund expects to enter into total return swap agreements. Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund's other investments. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap at its discretion, as well as the composition of the reference short securities basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interests expenses. Although the value of swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. As a result, the Fund's return from such instrument will be net of such costs and expenses and any will reduce the Fund's return on the swap. A small position in swap agreements could have a potentially large impact on the Fund's performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

•  Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•  Leverage: The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund's portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited.

  The Fund may pledge securities in order to effect short sales, utilize short sale proceeds or otherwise obtain leverage for investment or other purposes. Should the securities pledged to brokers to secure the Fund's margin accounts decline in value, the Fund could be subject to a "margin call", pursuant to which the Fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of all or a portion of the pledged securities to compensate for the decline in value. The banks and dealers that provide leverage to the Fund have discretion to change the Fund's margin requirements at any time. Changes by counterparties in the foregoing may result in large margin calls, loss of leverage and forced liquidations of positions at disadvantageous prices. There can be no assurance that the Fund will be able to secure or maintain adequate leverage to pursue its investment strategy.

•  ETF Risk: The Fund may invest in ETFs, which are typically open-end investment companies or unit investment trusts. By investing in securities of an ETF, the Fund's shareholders will indirectly bear its proportionate share of any fees and expenses of the ETF in addition to the fund's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF's shares may trade above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an underlying ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF's returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Fund.

•  Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

•  OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

•  Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund's investment performance.

•  Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser's team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

•  Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund's investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., "bugs" and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

•  Small and Mid-Cap Securities: In addition to large cap securities, the Fund may also invest in small and mid-cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•  Cybersecurity Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund's "portfolio turnover" and the Fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund's returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•  Securities Lending Risk: The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.

•  Volatility Risk: The Fund's investments may increase or decrease in value over a short period of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time. All investments are subject to the risk of loss.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

•  Tax Legislation Risk: On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and Treasury Regulations related to the legislation have not been drafted, there is uncertainty in how the newly enacted tax legislation will affect the Fund's investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to the Gotham Short Strategies (Master), LP ("Predecessor Fund") resulting from its reorganization with and into the Fund on August 1, 2017. The investment policies, restrictions, and limitations of the Predecessor Fund were in all material respects equivalent to those of the Fund. The Predecessor Fund was not subject to the restrictions of the Investment Company Act 1940 Act, as amended (the "1940 Act") or the Internal Revenue Code of 1986, as amended (the "Code"). Had the Predecessor Fund been subject to the provisions of the 1940 Act and/or the provisions of the Code applicable to investment companies, its investment performance could have been adversely affected. The Fund performance information shown below includes the performance of the Predecessor Fund for periods prior to the Fund's commencement of operations as a mutual fund and has been adjusted to reflect the fees and expenses applicable to Institutional Class shares of the Fund.

The bar chart shows changes in the Fund's performance from year to year over the past nine calendar years. The table shows how the Fund's average annual returns compare to those of the S&P 500® Total Return Index as well as how the annual returns compare to the index adjusted for the Fund's target net short exposure.

The bar chart and table below provide some indication of the potential risks of investing in the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
13.03%	(12.52)%
September 30, 2011	June 30, 2009

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Caption	rr_AverageAnnualReturnCaption	Gotham Short Strategies Class I Shares Average Annual Total Returns for the periods ended December 31, 2017
Gotham Short Strategies Fund | S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.25%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Gotham Short Strategies Fund | 50% Inverse S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.92%)	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.27%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.81%)	[2],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Gotham Short Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	1.71%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.71%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 612
Annual Return 2009	rr_AnnualReturn2009	(6.14%)
Annual Return 2010	rr_AnnualReturn2010	(8.62%)
Annual Return 2011	rr_AnnualReturn2011	18.91%
Annual Return 2012	rr_AnnualReturn2012	(1.24%)
Annual Return 2013	rr_AnnualReturn2013	(11.73%)
Annual Return 2014	rr_AnnualReturn2014	(0.65%)
Annual Return 2015	rr_AnnualReturn2015	(4.87%)
Annual Return 2016	rr_AnnualReturn2016	3.42%
Annual Return 2017	rr_AnnualReturn2017	(7.75%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.74%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2008
Gotham Short Strategies Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.85%)	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.48%)	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.73%	[2],[6]
Gotham Short Strategies Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.39%)	[6],[7]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.33%)	[6],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[2],[6]

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[2]	This performance information reflects the performance of the Predecessor Fund for the period from its inception on February 1, 2008 through July 31, 2017. Performance thereafter is that of the Fund. Performance does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Predecessor Fund was an unregistered fund taxed as a partnership and as such, the Predecessor Fund was treated differently than the Fund for federal income tax purposes. For example, an unregistered fund typically does not make distributions to its investors. As a result, after-tax returns are not presented. After-tax returns will be presented after the Fund has had a full fiscal year of performance. Performance of the Predecessor Fund has been adjusted to reflect the monthly deduction of fees and expenses applicable to Institutional Class shares of the Fund set forth in the "Annual Fund Operating Expenses" table.
[3]	The 50% Inverse of the S&P 500® Total Return Index reflects the return of the S&P 500 adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. The returns provided for the Inverse of the S&P 500® Total Return Index include reinvestment of dividends.
[4]	To the extent the Fund utilizes a derivative instrument such as a swap agreement to gain short exposure to securities, costs typically associated with short sales of securities, such as dividend and interests expenses, will be embedded in the cost of the swap and the Fund's return from such instrument will be net of such expenses and any other expenses associated with the swap.
[5]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until July 31, 2020, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.